Shareholders’ Equity - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares reserved for issuance	11,713,367
Unexpensed fair value of share option compensation cost	$ 1	$ 3
Aggregate intrinsic value of options exercisable	24	33
Intrinsic value of options outstanding	33	68
Mid-Term Incentive And Deferred Share Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense	50	66
Unrecognized compensation expense	$ 14	16
Minimum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term	6 years
Minimum | Mid-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	36 months
Maximum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term	10 years
Vesting period	4 years
Intrinsic value of options exercised	$ 11	$ 5